Lease Arrangements - Summary of Lease Liability (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Liabilities [Line Items]
Total lease liabilities	£ (208)	£ (275)
Property [member]
Disclosure Of Lease Liabilities [Line Items]
Current lease liabilities	(67)	(88)
Non-current lease liabilities	(136)	(178)
Non-property [member]
Disclosure Of Lease Liabilities [Line Items]
Current lease liabilities	(2)	(4)
Non-current lease liabilities	£ (3)	£ (5)